Recent accounting pronouncements	12 Months Ended
Dec. 31, 2021
Recent accounting pronouncements
Recent accounting pronouncements
4.	Recent accounting pronouncements:
There are no recent accounting pronouncements that are applicable or that are expected to have a significant impact on the Company.